Master Trust Financial Information - Guaranteed Investment Contracts (Details) - Master Trust - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Fully benefit-responsive investment contracts, at contract value	$ 303,642,736	$ 326,101,726
Synthetic GICs
EBP, Master Trust [Line Items]
Fully benefit-responsive investment contracts, at contract value	266,934,605	288,540,011
Traditional GICs
EBP, Master Trust [Line Items]
Fully benefit-responsive investment contracts, at contract value	$ 36,708,131	$ 37,561,715